Pension Plans and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of changes in benefit obligations
The following tables outline the change in benefit obligations and plan assets over the specified periods:

In millions	2018	2017
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$844
Acquired benefit obligations	5,685	—
Interest cost	25	20
Actuarial loss (gain)	41	(31)
Benefit payments	(41)	(35)
Settlements	—	(667)
Benefit obligation, end of year	$5,841	$131

In millions	2018	2017
Change in plan assets:
Fair value of plan assets, beginning of year	$—	$624
Fair value of plan assets acquired	5,709	—
Actual return on plan assets	(17)	32
Employer contributions	12	46
Benefit payments	(41)	(35)
Settlements	—	(667)
Fair value of plan assets, end of year	5,663	—

Funded status	$(178)	$(131)

Schedule of changes in plan assets
The following tables outline the change in benefit obligations and plan assets over the specified periods:

In millions	2018	2017
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$844
Acquired benefit obligations	5,685	—
Interest cost	25	20
Actuarial loss (gain)	41	(31)
Benefit payments	(41)	(35)
Settlements	—	(667)
Benefit obligation, end of year	$5,841	$131

In millions	2018	2017
Change in plan assets:
Fair value of plan assets, beginning of year	$—	$624
Fair value of plan assets acquired	5,709	—
Actual return on plan assets	(17)	32
Employer contributions	12	46
Benefit payments	(41)	(35)
Settlements	—	(667)
Fair value of plan assets, end of year	5,663	—

Funded status	$(178)	$(131)

Schedule of assets (liabilities) recognized in Balance Sheet
The assets (liabilities) recognized on the consolidated balance sheets at December 31, 2018 and 2017 for the pension plans consisted of the following:

In millions	2018	2017
Accrued benefit assets reflected in other assets	$147	$—
Accrued benefit liabilities reflected in accrued expenses	(25)	(21)
Accrued benefit liabilities reflected in other long-term liabilities	(300)	(110)
Net liabilities	$(178)	$(131)

Schedule of net periodic benefit cost
The components of net periodic benefit cost for the years ended December 31 are shown below:

In millions	2018	2017	2016
Components of net periodic benefit cost:
Interest cost	$25	$20	$27
Expected return on plan assets	(33)	(20)	(32)
Amortization of net actuarial loss	2	21	32
Settlement losses	—	187	—
Net periodic benefit cost	$(6)	$208	$27

Schedule of changes in fair value of plan assets	ension Plan assets with changes in fair value measured on a recurring basis at December 31, 2018 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$511	$38	$—	$549
States, municipalities and political subdivisions	—	147	—	147
U.S. corporate securities	—	1,671	5	1,676
Foreign securities	—	177	—	177
Residential mortgage-backed securities	—	339	—	339
Commercial mortgage-backed securities	—	70	—	70
Other asset-backed securities	—	162	—	162
Redeemable preferred securities	—	6	—	6
Total debt securities	511	2,610	5	3,126
Equity securities:
U.S. Domestic	744	—	—	744
International	356	—	—	356
Domestic real estate	30	—	—	30
Total equity securities	1,130	—	—	1,130
Other investments:
Real estate	—	—	425	425
Common/collective trusts (1)	—	253	—	253
Derivatives	—	2	—	2
Total other investments	—	255	425	680
Total pension investments (2)	$1,641	$2,865	$430	$4,936

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(1)
The assets in the underlying funds of common/collecti
Schedule of expected future benefits payments	The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the pension plan benefit obligation as of December 31, 2018:

In millions
2019	$375
2020	387
2021	411
2022	387
2023	391
2024-2028	1,916

The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the other postretirement benefit obligation as of December 31, 2018:

In millions
2019	$17
2020	17
2021	17
2022	16
2023	16
2024-2028	76